PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of year	$ 3,629	$ 2,210	$ 1,467
Additional provision	6,021	1,367	642
Foreign currency translation adjustments	(307)	52	101
Balance at end of year	$ 9,343	$ 3,629	$ 2,210